RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 15, 2022	Oct. 22, 2021	Aug. 01, 2021	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Feb. 22, 2022	Oct. 31, 2020
Related Party Transaction [Line Items]
Product sales								$ 3,293,293	$ 1,310,946
Total product sales percentage						3.00%	1.00%	1.00%	29.00%
Rent				$ 11,289		$ 11,289		$ 0	$ 0
Rental rates				5,645		5,645		5,645
Goods and services paid				96,815	$ 138,189	225,960	$ 434,051	586,884	351,307
Severance pay and related taxes						0		94,559	0
Accrued and unpaid amount											$ 767,288
Debt interest percentage			5.00%
Debt maturity date			Jul. 31, 2024
Conversion price per share			$ 26.00
Convertible notes payable				480,000		480,000		480,000	800,000
Accrued interest	$ 704
Interest expense to notes				81,976	37,994	178,606	159,697	198,450	404,915
Common Stock [Member]
Related Party Transaction [Line Items]
Debt conversion amount	$ 320,000
Debt conversion into shares	12,741
Convertible notes payable										$ 3,000,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt conversion amount		$ 200,000
Debt conversion converted instrument shares issued description		four Series A Preferred Stock units.
Debt conversion into shares		4
Fitore Inc [Member]
Related Party Transaction [Line Items]
Unsecured convertible notes			$ 1,000,000
Debt interest percentage			5.00%
Debt maturity date			Jul. 31, 2024
Conversion price per share			$ 26.00
Interest Expense, Debt								31,276	12,219
Accrued interest				47,934		47,934		29,983	9,973
Interest expense to notes				6,050	6,050	17,951	25,227
Jack Zamora [Member]
Related Party Transaction [Line Items]
Goods and services paid						0		137,953	172,147
Jack Zamora [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, current				0		0		0
Jack Zamora [Member] | Product Sales Related Parties [Member]
Related Party Transaction [Line Items]
Product sales				$ 15,750	$ 0	$ 33,750	$ 30,500	30,500	362,800
Jack Zamora [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, current								$ 0	$ 0
Chief Science Officer [Member]
Related Party Transaction [Line Items]
Accrued and unpaid amount											$ 1,221,958